Offerings - Offering: 1	May 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.33 1/3 par value per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	56.40
Maximum Aggregate Offering Price	$ 1,410,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 215,871
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of common stock, par value $0.33 1/3 per share (“Common Stock”), of Altria Group, Inc. (the “Registrant”) that may become issuable under the Registrant’s 2025 Performance Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 14, 2025.
(3) The Registrant does not have any fee offsets.